Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	$ 6	$ 49,517,908	$ (55,958,716)	$ (217,625)	$ (6,658,427)
Balance, shares at Dec. 31, 2020	65,703
Exercise of stock options		262,862			262,862
Exercise of stock options, shares	1,186
Settlement of convertible notes in business combination	$ 1	5,696,702			5,696,703
Settlement of convertible notes in business combination, shares	5,658
Conversion of convertible notes		2,247,615			2,247,615
Conversion of convertible notes, shares	1,614
Issuance of common stock for business combination, net of transaction costs	$ 3	7,695,261			7,695,264
Issuance of common stock for business combination, net of transaction costs, shares	28,517
Stock-based compensation		121,764			121,764
Issuance of warrants		11,565,472			11,565,472
Warrant modification		56,590			56,590
Deemed dividend related to warrants down round provision		803,140	(803,140)
Net loss			(29,083,711)	(62,190)	(29,145,901)
Balance at Dec. 31, 2021	$ 10	77,967,314	(85,845,567)	(279,815)	$ (8,158,058)
Balance, shares at Dec. 31, 2021	102,678
Exercise of stock options, shares
Conversion of convertible notes	$ 18	21,485,886			$ 21,485,904
Conversion of convertible notes, shares	181,999
Stock-based compensation		2,760,074			2,760,074
Deemed dividend related to warrants down round provision		913,204	(913,204)
Net loss			(24,172,292)	(35,393)	(24,207,685)
Consultant compensation		54,250			54,250
Consultant compensation, shares	208
Settlement of restricted stock units
Settlement of restricted stock units, shares	3,278
Settlement of payable to related parties	$ 1	191,617			191,618
Settlement of related party payable, Share	3,838
Capital contribution from related parties		608,382			608,382
Public offering, net	$ 24	3,783,216			3,783,240
Public offering, net, shares	241,666
Transaction costs associated with public offering		(547,377)			(547,377)
Reverse split fractional shares
Reverse split fractional shares, shares	823
Balance at Dec. 31, 2022	$ 53	$ 107,216,566	$ (110,931,063)	$ (315,208)	$ (4,029,652)
Balance, shares at Dec. 31, 2022	534,490